Annual Total Returns[BarChart] - PSF International Growth Portfolio - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(14.91%)	22.40%	18.87%	(5.71%)	3.37%	(3.58%)	35.81%	(12.81%)	32.38%	32.11%